Note 22 Other Financial Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other financial liabilities [Line Items]
Other financial liabilities		€ 15,183	€ 13,358	€ 13,758
Lease liabilities [member]
Other financial liabilities [Line Items]
Other financial liabilities		2,560	2,674	3,335
Creditors for other financial liabilities [Member]
Other financial liabilities [Line Items]
Other financial liabilities		2,657	2,408	2,623
Collection accounts [Member]
Other financial liabilities [Line Items]
Other financial liabilities		3,839	3,275	3,306
Creditors for other payment obligations [Member]
Other financial liabilities [Line Items]
Other financial liabilities	[1]	€ 6,127	€ 5,000	€ 4,494

[1]	(*) In 2021, this heading includes the amount committed for the acquisition of treasury shares under the buyback program (see Notes 2.2.14 and 4).